Event (Unaudited) Subsequent to the Date of the Independent Auditor's Report	12 Months Ended
Dec. 31, 2025
HORIZON SPACE ACQUISITION II CORP
Subsequent Event [Line Items]
Event (Unaudited) Subsequent to the Date of the Independent Auditor's Report

Note 10 — Event (Unaudited) Subsequent to the Date of the Independent Auditor’s Report

On June 12, 2026, the Company consummated the Business Combination with SLBio ursuant to the Business Combination Agreement. Upon Completion of the Business Combination, the Company became a wholly owned subsidiary of PubCo.